Investments and other assets - Schedule of investment and other assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 10,322	$ 10,523
Investments	1,713	2,477
Other assets	2,947	2,048
Total other assets	14,982	15,048
Goodwill Impairment	$ 0	$ 50,702